INTANGIBLE ASSETS	12 Months Ended
Jun. 29, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
NOTE 10: INTANGIBLE ASSETS
We assess the recoverability of the carrying value of our long-lived assets, including intangible assets with finite useful lives, whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable.
Intangible assets are summarized below:

	2018			2017
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net

	(In millions)
Customer relationships	$1,206	$327	$879	$1,205	$233	$972
Developed technologies	208	119	89	208	101	107
Trade names	43	22	21	58	34	24
Other	2	2	—	2	1	1
Total intangible assets	$1,459	$470	$989	$1,473	$369	$1,104

Amortization expense related to intangible assets was $117 million and $126 million in fiscal 2018 and 2017, respectively, including approximately $101 million and $109 million, respectively, of amortization expense for intangible assets related to our acquisition of Exelis.
Future estimated amortization expense for intangible assets is as follows:

(In millions)
Fiscal Years:
2019	$115
2020	102
2021	102
2022	101
2023	101
Thereafter	468
Total	$989